COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Lease commitments:
2017	$ 1,019
2018	1,033
2019	1,047
2020	1,078
2021 and after	4,708
Total	8,885
TAT Industries [Member]
Lease commitments:
Lease expense	$ 681	$ 667	$ 427
TAT Technologies Ltd [Member] | Maximum [Member]
Lease commitments:
Lease expiration date	Dec. 31, 2020
Limco Piedmont Inc [Member]
Lease commitments:
Lease expense	$ 454	$ 419	$ 271
Limco Piedmont Inc [Member] | Maximum [Member]
Lease commitments:
Lease expiration date	Dec. 31, 2025